Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Long term debt	$ 1,675	$ 1,440	$ 969
Loan From Director [Member]
Debt Instrument [Line Items]
Long term debt	833	834	845
Loan From Affiliate [Member]
Debt Instrument [Line Items]
Long term debt	737	498
Vehicle Loan [Member]
Debt Instrument [Line Items]
Long term debt	$ 105	$ 108	$ 124